Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017 [1]
Assets
Cash and balances at central banks		£ 160,751.0	£ 171,082.0
Cash collateral and settlement balances		94,186.0	77,168.0
Loans and advances at amortised cost		320,967.0	324,048.0
Reverse repurchase agreements and other similar secured lending		694.0	12,546.0
Trading portfolio assets		116,536.0	113,760.0
Financial assets at fair value through the income statement		146,430.0	116,281.0
Derivative financial instruments	[2]	228,498.0	237,669.0
Financial investments		0.0	58,915.0
Financial assets at fair value through other comprehensive income		60,089.0	0.0
Investments in associates and joint ventures		713.0	718.0
Goodwill and intangible assets		7,871.0	7,849.0
Property, plant and equipment		2,471.0	2,572.0
Current tax assets	[2]	567.0	482.0
Deferred tax assets	[2]	4,028.0	3,457.0
Retirement benefit assets	[2]	1,124.0	966.0
Other assets		4,647.0	4,542.0
Assets included in disposal groups classified as held for sale		0.0	1,193.0
Total assets		1,149,572.0	1,133,248.0
Liabilities
Deposits at amortised cost		386,451.0	398,701.0
Cash collateral and settlement balances		85,254.0	68,143.0
Repurchase agreements and other similar secured borrowing		20,865.0	40,338.0
Debt securities in issue		78,404.0	73,314.0
Subordinated liabilities	[2]	20,095.0	23,826.0
Trading portfolio liabilities		47,367.0	37,351.0
Financial liabilities designated at fair value		211,390.0	173,718.0
Derivative financial instruments	[2]	224,928.0	238,345.0
Current tax liabilities	[2]	684.0	586.0
Deferred tax liabilities	[2]	71.0	44.0
Retirement benefit liabilities	[2]	291.0	312.0
Other liabilities		7,315.0	9,011.0
Provisions	[2]	3,289.0	3,543.0
Total liabilities		1,086,404.0	1,067,232.0
Equity
Called up share capital and share premium	[2]	22,144.0	22,045.0
Other reserves	[2]	4,532.0	5,383.0
Retained earnings		25,441.0	27,536.0
Shareholders equity attributable to ordinary shareholders of the parent		52,117.0	54,964.0
Other equity instruments	[2]	8,938.0	8,941.0
Total equity excluding non-controlling interests		61,055.0	63,905.0
Non-controlling interests	[2]	2,113.0	2,111.0
Total equity		63,168.0	66,016.0
Total liabilities and equity		£ 1,149,572.0	£ 1,133,248.0

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	For notes to the Financial Statements see pages [xx] to [xx].